Employee Benefit Plan, Master Trust (Details) - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	$ 895,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	41,151,000
EBP, Master Trust [Line Items]
EBP, Asset	341,847,000	$ 312,328,000
EBP, Liability	77,000	68,000
EBP, Net Asset Available for Benefit	341,770,000	312,260,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	895,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	41,151,000
EBP, Description of Plan [Line Items]
EBP, Maximum Amount, Qualified Birth or Adoption Distribution	5,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	566,130,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	15,261,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	540,401,000
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,968,176,000	3,670,213,000
EBP, Investment, Fair and Contract Value	4,190,704,000	3,897,770,000
EBP, Other Receivable	6,000	71,000
EBP, Asset	4,190,710,000	3,897,841,000
EBP, Other Liability	(1,302,000)	(1,933,000)
EBP, Liability	(1,302,000)	(1,933,000)
EBP, Net Asset Available for Benefit	4,189,408,000	3,895,908,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	15,261,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	540,401,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	566,130,000
EBP, Nonconsolidated, Master Trust | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	143,199,000	179,381,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	222,528,000	227,557,000
EBP, Nonconsolidated, Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,824,977,000	3,490,832,000
EBP, Nonconsolidated, Master Trust | Registered investment company
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value		86,313,000
EBP, Nonconsolidated, Master Trust | Registered investment company | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	79,980,000	86,313,000
EBP, Nonconsolidated, Master Trust | Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	59,300,000	85,870,000
EBP, Nonconsolidated, Master Trust | Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	59,302,000	85,870,000
EBP, Nonconsolidated, Master Trust | Cash and short-term investments
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value		7,198,000
EBP, Nonconsolidated, Master Trust | Cash and short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,917,000	7,198,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Proceeds
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	10,200,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Earnings
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	200,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase	10,468,000
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Proceeds
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	10,244,054
EBP, Nonconsolidated, Master Trust | EBP, Synthetic Investment Contract, Settlement Earnings
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	224,172
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	42,046,000
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	316,249,000	287,413,000
EBP, Investment, Fair and Contract Value	331,401,000	303,195,000
EBP, Other Receivable	0	5,000
EBP, Asset	331,401,000	303,200,000
EBP, Other Liability	(89,000)	(134,000)
EBP, Liability	(89,000)	(134,000)
EBP, Net Asset Available for Benefit	331,312,000	303,066,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	42,046,000
EBP, Nonconsolidated, Plan Interest in Master Trust | EBP, Synthetic Investment Contract
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	15,152,000	15,782,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	308,716,000	276,903,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Registered investment company
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,921,000	2,605,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,305,000	7,365,000
EBP, Nonconsolidated, Plan Interest in Master Trust | Cash and short-term investments
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 307,000	$ 540,000